Leases - Lessor: Investment in Operating Leases (Detail) - Investment in Operating Leases - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 2,666,119	¥ 2,263,163
Accumulated depreciation	(936,001)	(865,942)
Net	1,730,118	1,397,221
Right-of-use assets	87,359	98,417
Accrued rental receivables	54,230	45,123
Allowance for doubtful receivables on operating leases	(3,133)	(3,583)
Investment in Operating Leases	1,868,574	1,537,178
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,892,410	1,521,865
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	377,195	342,591
Real estate
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	308,989	319,074
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 87,525	¥ 79,633